Dec. 09, 2019
WESTWOOD SMIDCAP FUND

THE ADVISORS' INNER CIRCLE FUND

Westwood SMidCap Fund (the "Fund")

Supplement dated December 9, 2019

to the Fund's Summary Prospectus and Prospectus, each dated March 1, 2019, as supplemented.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective December 31, 2019 (the "Effective Date"), the Fund's benchmark will change as follows:

Current Benchmark	New Benchmark
Russell 2500 Index	Russell 2500 Value Index

Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	In the "Performance Information" section of the Summary Prospectus, and the corresponding section of the Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

WESTWOOD SMIDCAP FUND – INSTITUTIONAL	1 Year	5 Years	10 Years	Since Inception (12/19/05)
Fund Returns Before Taxes	(11.47)%	2.14%	10.78%	7.87%
Fund Returns After Taxes on Distributions	(14.51)%	(0.04)%	8.93%	6.37%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(4.97)%	1.44%	8.86%	6.40%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)[1]	(12.36)%	4.16%	11.62%	6.50%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)[1]	(10.00)%	5.15%	13.15%	7.49%

1	On December 31, 2019, the Fund's benchmark changed from the Russell 2500 Index to the Russell 2500 Value Index, because the Adviser believes that the Russell 2500 Value Index better reflects the investment strategies of the Fund.

2.	In the "Related Performance Data of the Adviser" section of the Prospectus, the disclosure under the heading "Performance Information for the Adviser's SMidCap Strategy Composite" is hereby deleted and replaced with the following:

The following data illustrates the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the Westwood SMidCap Fund.

Year	Total Return (Net of Fees)	Total Return (Gross of Fees)	Russell 2500 Value Index[2,3]	Number of Portfolios	Dispersion[4]	Total Assets at End of Period ($ millions)	Percentage of Firm Assets
2018	-11.28%	-10.51%	-12.36%	13	0.3	$876.6	6.3%
2017	10.45%	11.39%	10.36%	20	0.3	$2,104.4	10.0%
2016	11.52%	12.46%	25.20%	15	0.5	$1,658.6	9.1%
2015	-2.67%	-1.84%	-5.49%	19	0.4	$1,845.6	10.4%
2014	4.94%	5.83%	7.11%	19	0.4	$2,300.8	12.1%
2013	34.21%	35.08%	33.32%	19	0.3	$2,356.3	13.3%
2012	13.75%	14.23%	19.21%	21	0.4	$1,914.3	14.6%
2011	-1.76%	-1.20%	-3.36%	22	0.2	$1,959.6	16.4%
2010	27.20%	28.07%	24.82%	23	0.4	$1,877.2	16.7%
2009	34.29%	35.02%	27.68%	21	0.5	$1,559.7	16.7%

Average Annual Total Returns (since inception through 12/31/2018)
	Adviser's Composite Returns
Time Period	Net of Fees	Gross of Fees	Russell 2500 Value Index[2,3]
1 Year	-11.28%	-10.51%	-12.36%
5 Years	2.22%	3.10%	4.16%
10 Years	11.08%	11.87%	11.62%
Since Inception[5]	11.15%	11.77%	8.64%

[1]	The calculation of returns is computed on a monthly basis starting July 1, 1997 for the Composite; including accrued dividends and interest income. Actual results may vary depending on level of assets and fee schedule. Performance results net of fees reflect the actual rate of fees paid by the accounts included in the Composite. Westwood's fee schedules are as follows for the SMidCap strategy: 0.85% on the first $25 million and negotiable thereafter. All fees are stated in annual rates and are typically billed quarterly. Westwood claims compliance with GIPS® and has prepared and presented this report in compliance with the GIPS® standards. Westwood has been independently verified for the periods January 1, 1995 through December 31, 2018. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS® standards on a firm-wide basis and (2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS® standards. The SMidCap Strategy Composite has been examined for the periods July 1, 1997 through December 31, 2018. The verification and performance examination reports are available upon request.

[2]	The Russell 2500 Value Index is an unmanaged index of common stock prices that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index of the 2,500 smallest companies in the Russell 3000 Index, which contains the 3,000 largest stocks in the U.S. based on total market capitalization.

[3]	The comparative benchmark returns include interest and dividend income but do not include taxes, potential transaction costs or management fees.

[4]	Dispersion is measured using the asset-weighted standard deviation of accounts managed for the entire year. Standard deviation is a statistical measure of the degree to which an individual portfolio's return varies from the median return for the composite. Greater deviation means greater risk to the investor.

[5]	Inception date of the SMidCap Strategy Composite is July 1, 1997.

Please retain this supplement for future reference.

WHG-SK-073-0100